SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 1,629	$ 2,559	$ 1,500
Share based payments	643	1,005	1,273
Total	$ 2,272	$ 3,564	$ 2,773